Quarterly Financial Information (Schedule of Quarterly Financial Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Total interest income	$ 10,995	$ 10,554	$ 10,218	$ 9,884	$ 9,802	$ 9,491	$ 9,102	$ 9,023	$ 41,651	$ 37,418
Total interest expense	2,015	1,932	1,849	1,864	1,914	1,859	1,797	1,736	7,660	7,306
Net interest income	8,980	8,622	8,369	8,020	7,888	7,632	7,305	7,287	33,991	30,112
Provision for loan losses	100	200		200	850	550	550	600	500	2,550
Net interest income after provision for loan losses	8,880	8,422	8,369	7,820	7,038	7,082	6,755	6,687	33,491	27,562
Total noninterest income	1,920	2,275	1,893	1,641	1,660	1,853	1,640	1,526	7,729	6,679
Total noninterest expense	6,846	6,852	6,652	6,502	6,045	6,241	6,144	6,258	26,852	24,688
Income before provision for income taxes	3,954	3,845	3,610	2,959	2,653	2,694	2,251	1,955	14,368	9,553
Provision for income taxes	1,315	1,294	1,182	1,020	952	808	723	662
Net income	$ 2,639	$ 2,551	$ 2,428	$ 1,939	$ 1,701	$ 1,886	$ 1,528	$ 1,293	$ 9,557	$ 6,408
Net income per common share - Basic	$ 0.31	$ 0.30	$ 0.29	$ 0.23	$ 0.21	$ 0.24	$ 0.20	$ 0.17	$ 1.13	$ 0.82
Net income per common share - Diluted	$ 0.31	$ 0.30	$ 0.28	$ 0.23	$ 0.20	$ 0.24	$ 0.20	$ 0.17	$ 1.12	$ 0.81
Parent Company Only [Member]
Total interest income									$ 1,893	$ 983
Total interest expense									289	281
Net interest income									1,604	702
Provision for income taxes									159	209
Net income									$ 9,557	$ 6,408